Property, Plant & Equipment	12 Months Ended
Dec. 31, 2023
Property, Plant and Equipment [Abstract]
Property, Plant & Equipment	PROPERTY, PLANT & EQUIPMENT

($ in millions)
At December 31:	2023	2022
Land and land improvements	$182	$213
Buildings and building and leasehold improvements	5,333	5,678
Information technology equipment	9,223	9,643
Production, engineering, office and other equipment	3,385	3,161
Total—gross	18,122	18,695
Less: Accumulated depreciation	12,621	13,361
Total—net	$5,501	$5,334